Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com

Christopher J. Zimmerman
202.419.8402
czimmerman@stradley.com

1933 Act Rule 497(j)
1933 Act File No. 033-72416
1940 Act File No. 811-08200

October 18, 2024

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Bridgeway Funds, Inc.
File Nos. 033-72416 and 811-08200
Rule 497(j) filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 66 to the Registration Statement of Bridgeway Funds, Inc., which was filed with the Securities and Exchange Commission electronically via EDGAR on October 11, 2024.

Please direct any questions or comments relating to this certification to me at the above number or, in my absence, to Conor Courtney, Esquire, at (202) 292-4521.

Sincerely,

/s/ Christopher Zimmerman
Christopher Zimmerman, Esquire

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